FINANCIAL INTSRUMENTS FINANCIAL INSTRUMENTS 2 (Details) (USD $)		3 Months Ended			6 Months Ended
	Dec. 31, 2012 broker_value	Jun. 30, 2013 VLCC Mayfair [Member]	Mar. 31, 2013 VLCC Mayfair [Member]	Jun. 30, 2012 VLCC Mayfair [Member]	Jun. 30, 2013 VLCC Mayfair [Member]	Jun. 30, 2012 VLCC Mayfair [Member]
Vessel held for sale	$ 21,500,000
Number of independent broker valuations	3
Impairment loss on vessels		$ 0	$ 5,342,000	$ 0	$ 5,342,000	$ 0